Convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2024
Series A Convertible Preferred Shares
Series A Convertible Preferred Shares
Schedule of changes in the value

		Forward
	First	Contract	Second	Third
	Tranche	Liabilities	Tranche	Tranche
Beginning balance as of January 1, 2023	—	—	—	—
Fair value upon issuance	44,421	38,842	—	—
Change in fair value	9,416	1,502	—	—
Conversion to outstanding ADSs	(53,837)	—	—	—
End balance as of December 31, 2023	—	40,344	—	—
Fair value upon issuance	—	—	50,000	78,272
Converted from forward contract liabilities	—	—	18,496	—
Change in fair value	—	(21,848)	19,658	(10,159)
Conversion to second tranche	—	(18,496)	—	—
Conversion to outstanding ADSs	—	—	(88,154)	—
Ending balance as of December 31, 2024	—	—	—	68,113

First Tranche preferred shares financing
Series A Convertible Preferred Shares
Schedule of significant assumptions

	Fair Value of First Tranche and Forward Contract Liability
	December 11, 2023	December 14, 2023 to December 21, 2023
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.98%	4.69%-4.81%
Volatility	100.55%	96.00%-103.81%
Expected bond yield	7.83%	7.37%-7.48%

Second Tranche of the preferred shares financing
Series A Convertible Preferred Shares
Schedule of significant assumptions

	Fair Value of Second Tranche
		January 26, 2024 to
	January 22, 2024	September 13, 2024
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.77%	4.09%-5.00%
Volatility	96.44%	83.26%-110.00%
Expected bond yield	9.35%	7.68%-11.06%

Third Tranche of preferred shares financing
Series A Convertible Preferred Shares
Schedule of significant assumptions

	Fair Value of Third Tranche
	September 27, 2024	December 31, 2024
	(issuance date)	(remeasurement dates)
Risk Free Rate	3.93%	4.30%
Volatility	100.65%	93.28%
Expected bond yield	11.70%	12.01%

Series A-1 Convertible Preferred Shares
Series A Convertible Preferred Shares
Schedule of changes in the value

Series A-1 Preferred Shares
Beginning balance as of January 1, 2024	—
Fair value upon issuance	52,027
Change in fair value	(8,222)
Conversion to outstanding ADSs	(43,805)
Ending balance as of December 31, 2024	—

Schedule of significant assumptions

	Fair Value of Series A-1 Preferred Shares
		November 26, 2024
	November 25, 2024	to December 5, 2024
	(issuance date)	(remeasurement dates)
Risk Free Rate	4.44%	4.33%-4.46%
Volatility	105.37%	105.21%-105.69%
Expected bond yield	12.39%	12.28%-12.36%